Lease financing (Details) $ in Thousands	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Jul. 10, 2019 USD ($)	Jul. 31, 2019 USD ($)	Sep. 27, 2018 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 27, 2019 USD ($)
Capital leased assets, net amount						$ 798,863	$ 992,777
Accumulated amortization						72,555	51,956
Interest and finance costs						27,251	26,825	$ 12,590
Proceeds from Sale of Property, Plant, and Equipment						56,632	0	15,153
Payments for bareboat leases						$ 623,892	875,037	86,262
Star Pisces | SK Shipholding S.A.
Description of Capital leases, Term of contract						Bareboat charter for seven years
Vessel purchase price obligation						$ 7,628
Proceeds from Sale of Property, Plant, and Equipment	$ 19,125
Capital leases, Date						April 2019
Star Libra | Ocean Trust Co. Ltd.
Description of Capital leases, Term of contract						Bareboat charter for seven years
Vessel purchase price obligation						$ 18,107
Proceeds from Sale of Property, Plant, and Equipment			$ 33,950
Capital leases, Date						July 2019
Star Challenger | Kyowa Sansho
Description of Capital leases, Term of contract						Bareboat charter for eleven years
Proceeds from Sale of Property, Plant, and Equipment		$ 15,000
Delphin Vessels | CMBL
Description of Capital leases, Term of contract						Bareboat charter for seven years
Sale leaseback transaction, Remaining borrowing capacity									$ 91,431
Delphin Vessels | CMBL | Minimum
Vessel purchase price obligation						$ 975
Delphin Vessels | CMBL | Maximum
Vessel purchase price obligation						3,379
Delphin Scrubbers | CMBL
Sale leaseback transaction, Remaining borrowing capacity			$ 15,000
Amount drawn down						$ 0
Idee Fixe, Roberta, Laura and Kaley | New Yangzijiang
Description of Capital leases, Term of contract						Bareboat charter for eight years
Vessel purchase price obligation						$ 6,000
Capital leased assets, Number of vessels						4
Songa Vessels | CMBL
Sale leaseback transaction, Remaining borrowing capacity						$ 180,000
Songa Vessels | CMBL | Minimum
Vessel purchase price obligation						2,200
Songa Vessels | CMBL | Maximum
Vessel purchase price obligation						8,400
Songa Scrubbers | CMBL
Sale leaseback transaction, Remaining borrowing capacity						$ 19,600
Amount drawn down					$ 12,165
Star Eleni and Star Leo | CMBL
Sale leaseback transaction, Remaining borrowing capacity				$ 57,346
Star Eleni and Star Leo | CSSC
Extinguishment of Debt, Amount				$ 58,112
Star Eleni | CMBL
Description of Capital leases, Term of contract						Bareboat charter for five years
Vessel purchase price obligation						$ 18,231
Star Leo | CMBL
Description of Capital leases, Term of contract						Bareboat charter for five years
Vessel purchase price obligation						$ 20,000
Star Fighter | Kyowa Sansho
Description of Capital leases, Term of contract						Bareboat charter for ten years
Vessel purchase price obligation							2,450
Sale leaseback transaction, Remaining borrowing capacity							16,125
Bareboat lease payments
Payments for bareboat leases						$ 478,807	113,865	$ 20,985
Variable portion of payments for bareboat lease obligations						3-month LIBOR rate of 1.908%
NIBC $32,000 Facility
Extinguishment of Debt, Amount						$ 11,671
HSH Nordbank AG $35,000 Facility
Extinguishment of Debt, Amount		$ 10,874					$ 11,958